Share-based compensation - Schedule of share option awards (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 $ / shares $ / shares shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Share option awards, Weighted average exercise price
Liabilities from share-based payment transactions | $	$ 0			$ 22	$ 22
Share option awards - US$ denominated
Share option awards, Non-vested
Outstanding, beginning of year (in shares)	1,084,185	654,633		4,476,658	4,476,658
Granted (in shares)		579,949
Vested (in shares)	(293,860)	(150,397)		3,822,025	3,822,025
Forfeited (in shares)	(209,610)
Outstanding, end of year (in shares)	580,715	1,084,185		654,633	654,633
Share option awards, Vested
Outstanding, beginning of year (in shares)	2,096,582	3,267,423
Vested (in shares)	293,860	150,397		3,822,025	3,822,025
Exercised (in shares)	(293,860)	(1,321,238)		554,602	554,602
Outstanding, end of year (in shares)	2,096,582	2,096,582		3,267,423	3,267,423
Exercisable, end of year (in shares)	2,096,582
Share option awards, Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares	$ 10.74	$ 6.94		$ 6.91
Vested (in dollars per share) | $ / shares	8.46	5.78		6.21
Exercised (in dollars per share) | $ / shares	8.46	5.74		6.21
Forfeited (in USD and CDN dollars per share) | $ / shares	6.59
Outstanding, end of year (in dollars per share) | $ / shares	11.31	10.74		$ 6.94
Grant-date-fair-value of awarded units (in dollars per share) | $ / shares		$ 25.00
Exercisable, end of year (in dollars per share) | $ / shares	$ 7.45
Share option awards - Canadian $ denominated
Share option awards, Vested
Outstanding, beginning of year (in shares)		242,244		242,244	242,244
Exercised (in shares)		(242,244)
Outstanding, end of year (in shares)				242,244	242,244
Share option awards, Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares			$ 4.75		$ 4.75
Exercised (in dollars per share) | $ / shares			$ 4.75
Outstanding, end of year (in dollars per share) | $ / shares					$ 4.75
Share Options and Phantom Share Options | Share-based Payment, Tranche One
Share option awards, Vested
Exercised (in shares)	(159,354)	(715,884)
Share option awards, Weighted average exercise price
Shares issued (in shares)	65,859	382,367	382,367
Share Options and Phantom Share Options | Share-based Payment, Tranche Two
Share option awards, Vested
Exercised (in shares)	(134,506)	(847,598)
Share option awards, Weighted average exercise price
Exercised (in dollars per share) | $ / shares	$ 23.75	$ 31.23
Expense from cash-settled share-based payment transactions | $	$ 2	$ 22
Accrued and paid expense | $		$ 5
Share Option Awards Tranche A
Share option awards, Non-vested
Outstanding, beginning of year (in shares)	2,600,818
Outstanding, end of year (in shares)	2,223,121	2,600,818
Share option awards, Weighted average exercise price
Weighted average remaining contractual life	4 years 2 months 12 days	5 years 7 months 6 days
Share Option Awards Tranche A | Minimum
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 4.87	$ 4.87	$ 4.87
Share Option Awards Tranche A | Maximum
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 8.95	$ 8.95	8.95
Share Option Awards Tranche B
Share option awards, Non-vested
Outstanding, beginning of year (in shares)	579,949
Outstanding, end of year (in shares)	454,176	579,949
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 25.00	$ 25	$ 25
Weighted average remaining contractual life	8 years 2 months 12 days	9 years 2 months 12 days